Other Accounts Payables (Details) - Schedule of other accounts payables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Accounts Payables Abstract
Employees and payroll accruals	$ 6,683	$ 6,348
Government grants	201	207
Derivatives financial instruments	92
Accrued Expenses and Others	609	587
Total Other Accounts Payables	$ 7,585	$ 7,142